Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from operating activities:
Net income	$ 7,031,529	$ 6,554,887	$ 6,177,704	$ 20,949,579	$ 19,045,255
Adjustments for items not affecting cash:
Depreciation	283,484	239,597	541,265	595,522	497,238
Amortization	13,733	13,417	22,196	26,951	26,195
Net loss from disposal of property, plant and equipment	104,572		25,023	15,281	2,852
Written-off Tai He deposit		2,469,466	4,755,536
Deferred tax expenses (benefit)		(294,567)
Currency exchange (gain) loss	119,193		(273,432)
Loss from equity method investments	1,632
Gain from cost method investments	(202)
Bank acceptance receivables	2,755,706	(9,730,622)	(4,284,515)	(6,533,717)	(5,764,940)
Accounts receivable	(14,101,576)	3,472,261	(7,121,889)	(20,065,904)	(13,644,830)
Inventories	(606,934)	(7,197)	35,027	105,121	(219,787)
Prepayments and other assets	178,920	(5,268,377)	(4,932,145)	(861,799)	(367,249)
Due from related parties		(33,523)		396,583	(222,504)
Accounts payable	(1,559,255)	(4,851,578)	(3,371,275)	4,908,971	5,341,710
Taxes payable	393,343	(285,556)	(812,412)	288,659	598,105
Accrued expenses and other current liabilities	(38,714)	(64,985)	75,879	120,090	102,749
Due to related parties					(68,798)
Advance from customers		(12,039)
Net cash used in operating activities	(5,424,569)	(7,798,816)	(9,163,038)	(54,663)	5,325,996
Cash flows from investing activities:
Purchases of property, plant and equipment	(1,001,925)	(459,163)	(2,698,729)	(850,231)	(3,808,259)
Payments for long-term deposits for buildings					(12,311,347)
Long term investment			(5,944,709)
Additions to intangible assets	(3,581,058)
Proceeds from disposal of property, plant and equipment	355,993		23,146	16,414	25,202
Proceeds from disposal of long-term investment	360,839
Net cash used in investing activities	(3,866,151)	(459,163)	(8,620,292)	(833,817)	(16,094,404)
Cash flows from financing activities:
Proceeds from short-term bank borrowings	5,340,415	3,549,857	7,579,135	6,510,820	4,359,665
Proceeds from long-term bank loans			743,052
Capital contributed by non-controlling shareholders			635,310
Proceeds from initial public offering			34,529,644
Proceeds from issuance of shares			0		1,272,232
Repayments of short-term bank borrowings	(4,618,738)	(2,932,491)	(6,241,641)	(4,650,586)	(3,925,147)
Shareholder contribution		34,527,480
Net cash provided by financing activities	721,677	35,144,846	37,245,500	1,860,234	1,706,750
Effect of foreign exchange rate changes	(306,443)	(370,615)	(874,746)	(9,812)	218,137
Net increase (decrease) in cash	(8,875,486)	26,516,252	18,587,424	961,942	(8,843,521)
Cash, beginning of year	26,736,700	8,149,276	8,149,276	7,187,334	16,030,855
Cash, end of year	17,861,214	34,665,528	26,736,700	8,149,276	7,187,334
Cash paid during the period for:
Cash paid for income tax	2,313,417	2,956,643	5,703,288	5,042,816	4,362,169
Cash paid for interest	128,973	98,804	194,667	$ 180,744	$ 137,160
Non-cash transactions
Shareholder contribution through deferred cost		$ 1,277,152	$ 1,277,152